Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Jensen Quality Growth ETF (the “Fund”)
Ticker: JGRW

Listed on NYSE Arca, Inc.
A series of Trust for Professional Managers (the “Trust”)

Supplement dated March 4, 2025
to the Summary Prospectus, Prospectus and Statement of Additional Information,
each dated August 13, 2024, as supplemented

Effective March 1, 2025, Eric Schoenstein retired from service as a Portfolio Manager of the Fund, and as the Chief Investment Officer, Vice President, Managing Director and owner of the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”).

Accordingly, all references to Mr. Schoenstein in the Summary Prospectus, Prospectus and Statement of Additional Information are hereby removed.

Effective March 1, 2025, Mr. Jeffrey D. Wilson, CFA®, has been added as a portfolio manager of the Fund.

The following disclosures are hereby revised to reflect the addition of Mr. Wilson as a portfolio manager of the Fund:

Summary Prospectus and Prospectus

The disclosure under the section titled “Management – Portfolio Managers” on page 4 of the Summary Prospectus and page 5 of the Prospectus is amended to read as follows:

Portfolio Managers

The Fund is managed by the Adviser’s investment team for the Fund, which is composed of:

Portfolio Manager	Years of Service with the Fund	Primary Title
Robert D. McIver	Since 2024	President and Managing Director
Kurt M. Havnaer	Since 2024	Portfolio Manager
Allen T. Bond	Since 2024	Head of Research and Managing Director
Kevin J. Walkush	Since 2024	Head of ESG and Portfolio Manager
Adam D. Calamar	Since 2024	Portfolio Manager
Jeffrey D. Wilson	Since 2025	Portfolio Manager

Prospectus

The disclosure under the section titled “Management of the Fund – Portfolio Managers” beginning on page 12 is amended to read as follows:

Portfolio Managers

The Fund is managed by a team composed of the Adviser’s investment team for the Fund, which is responsible for all investment decisions for the Fund. All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments. The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund. The investment team is composed of Robert D. McIver, Kurt M. Havnaer, Allen T. Bond, Kevin J. Walkush, Adam D. Calamar and Jeffrey D. Wilson.

Within the same section, the following disclosure is added for Mr. Wilson on page 13 of the Prospectus:

Jeffrey D. Wilson serves as a portfolio manager, participates in investment decision-making, and has responsibilities for investment research. Mr. Wilson, CFA, Portfolio Manager, has been employed by the Adviser since July 2019, previously holding the position of Business Analyst through December 2022, and has over 19 years of experience in the investment management industry. Mr. Wilson joined the Adviser from Scharf Investments, LLC (“Scharf”) where he held the position of Senior Research Analyst. In that role, Mr. Wilson provided global equity research coverage of domestic and international stocks. Prior to Scharf, he was an Analyst and Portfolio Manager at Freestone Capital Management, LLC, performing due diligence on several all-cap quality strategies during his six-year tenure. Mr. Wilson began his career at ICM Asset Management as a Research Analyst in 2005.

SAI

The section titled “Management of the Fund – Portfolio Managers”, beginning on page 11 is amended to read as follows:

Portfolio Managers

The Fund is managed by an investment team consisting of Kurt M. Havnaer, Adam D. Calamar, Kevin J. Walkush, Robert D. McIver, Allen T. Bond and Jeffrey D. Wilson. The following provides information regarding other accounts managed by the Fund’s portfolio managers as of March 1, 2025.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Kurt M. Havnaer
Other Registered Investment Companies	2	$8,207	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam D. Calamar
Other Registered Investment Companies	2	$8,207	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Kevin J. Walkush
Other Registered Investment Companies	2	$8,105	0	$0
Other Pooled Investment Vehicles	5	$1,139	0	$0
Other Accounts	0	$0	0	$0

Robert D. McIver
Other Registered Investment Companies	2	$8,105	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	43	$72	0	$0

Allen T. Bond
Other Registered Investment Companies	2	$8,105	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	140	$815	0	$0

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Jeffrey D. Wilson
Other Registered Investment Companies	2	$8,105	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The section titled “Management of the Fund – Portfolio Managers – Ownership of Securities in the Fund by the Portfolio Managers” on page 13 is amended as follows:

Ownership of Securities in the Fund by the Portfolio Managers
As of March 1, 2025, the portfolio managers beneficially owned shares of the Fund as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Allen T. Bond	$100,001-$500,000
Adam D. Calamar	None
Kurt M. Havnaer	None
Robert D. McIver	Over $1,000,000
Kevin J. Walkush	None
Jeffrey D. Wilson	None

Please retain this supplement for future reference.

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